Interest-bearing Financial Liabilities - Summary of Long-term Debt (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 254,798	₱ 249,580
Total long-term debt (Notes 27 and 28)	254,798	239,580
Less portion maturing within one year (Note 27)	11,646	22,292
Noncurrent portion of long-term debt (Note 27)	243,152	217,288
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	39,479	41,894	$ 712	$ 750
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	215,319	197,686
Fixed Rate Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 32,691	32,892	590	589
Fixed Rate Notes [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.5000% to 3.4500% in 2023 and 2022
Total long-term debt (Notes 27 and 28)	₱ 32,691	32,892	590	589
Term Loans [Member] | Others [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 6,788	9,002	122	161
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	SOFR + 1.31161% to 1.47826% and US$ LIBOR +1.0500% in 2023 and US$ LIBOR + 0.7900% to 1.0500% in 2022
Total long-term debt (Notes 27 and 28)	₱ 6,788	9,002	$ 122	$ 161
Term Loans [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 26,414	44,567
Term Loans [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	3.9500% to 5.3500%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000% to 4.6250%) in 2023 and 3.9000% to 5.5660%; PHP BVAL + 0.5000% to 0.9000% (floor rate 3.9000% to 4.6250%) and TDF + 0.2500% in 2022
Total long-term debt (Notes 27 and 28)	₱ 212,720	₱ 195,090
Philippine Peso Debts [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description		5.2813% in 2023 and 2022
Total long-term debt (Notes 27 and 28)	₱ 2,599	₱ 2,596